Risk Management - Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	$ (1,031)	$ (1,307)	$ (2,043)	$ (2,238)
Gains/(losses) recognized in the Shareholders' Equity	2,256	(7,695)	2,372	(7,213)
Guarantees given as collateral			299		$ 22
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(292)	(518)	(549)	(628)
Fair value hedges [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(153)	(340)	(378)	(559)
Guarantees given as collateral			113		(48)
Fair value hedges [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(139)	(178)	(171)	(69)
Guarantees given as collateral			186		$ 70
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(739)	(789)	(1,494)	(1,610)
Gains/(losses) recognized in the Shareholders' Equity	$ 2,256	$ (7,695)	$ 2,372	$ (7,213)